Derivative Financial Instruments and Off-balance sheet Financial Instruments - Gross and net amounts for OTC derivatives (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Asset derivatives
Gross amount	$ 321,940	$ 236,723
Derivative asset, counterparty netting	(217)	0
Net amount on balance sheet	321,723	236,723
Liability derivatives
Gross amount	(25,784)	(19,573)
Derivative liability, counterparty netting	430	846
Net amount on balance sheet	(25,354)	(18,727)
OTC derivatives
Asset derivatives
Gross amount	470	846
Derivative asset, counterparty netting	(647)	(846)
Derivative asset, cash collateral (received) pledged	270	0
Net amount on balance sheet	93	0
Securities collateral (received) pledged	0	0
Net amount	93	0
Liability derivatives
Gross amount	(397)	(88)
Derivative liability, counterparty netting	647	846
Derivative liability offsets under cash collateral (received) pledged	(360)	(831)
Net amount on balance sheet	(110)	(73)
Securities collateral (received) pledged	0	0
Net amount	$ (110)	$ (73)